Condensed financial information of Plastec Technologies, Ltd.	12 Months Ended
Dec. 31, 2020
Condensed financial information of Plastec Technologies, Ltd.
Condensed financial information of Plastec Technologies, Ltd.

13.        Condensed financial information of Plastec Technologies, Ltd.

The condensed financial statements of Plastec Technologies, Ltd. have been prepared in accordance with accounting principles generally accepted in the United States of America.

Balance Sheets

	December 31,	December 31,
	2019	2020
	HK$	HK$
Assets
Current assets
Cash and cash equivalents	152,340	149,529
Prepaid expenses and other receivables	468	1,130
Total current assets	152,808	150,659
Investment in subsidiaries	—	—
Total assets	152,808	150,659

Liabilities and shareholders’ equity
Current liabilities
Accrued liabilities	1,257	1,415
Amount due to subsidiary	18,650	18,650
Tax payable	7,874	8,506
Total current liabilities	27,781	28,571
NET CURRENT ASSETS	125,027	122,088
TOTAL ASSETS AND LIABILITIES	125,027	122,088

Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	101	101
Retained earnings	124,926	121,987
Total shareholders’ equity	125,027	122,088

Statements of operations and comprehensive income

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	HK$	HK$	HK$
Revenues	—	—	—
Other income	16,573	6,192	967
Gain on disposal of a subsidiary	165,506	—	—
Administrative expenses	(3,564)	(14,507)	(3,274)
Income/(loss) before income tax expense	178,515	(8,315)	(2,307)
Income tax expense	(4,155)	(591)	(632)
Total comprehensive income/(loss)	174,360	(8,906)	(2,939)

Statements of cash flows

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	HK$	HK$	HK$
Cash flows from operating activities
Net income/(loss)	174,360	(8,906)	(2,939)
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary	(165,506)	—	—
Change in operating assets and liabilities
Prepaid expenses	312	273	(662)
Accrued liabilities	(237)	541	158
Income tax payable	4,155	591	632
Net cash provided by/(used in) operating activities	13,084	(7,501)	(2,811)

Cash flows from investing activity
Sale proceeds of disposal of a subsidiary, net	141,341	165,506	—
Net cash provided by investing activity	141,341	165,506	—

Cash flows from financing activities
Decrease in amount due from subsidiaries	223,200	160,046	—
Dividend paid	(403,669)	(413,761)	—
Net cash used in financing activities	(180,469)	(253,715)	—
Net decrease in cash and cash equivalents	(26,044)	(95,710)	(2,811)
Cash and cash equivalents, beginning of year	274,094	248,050	152,340
Cash and cash equivalents, end of year	248,050	152,340	149,529

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	3,019	3,042	967

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	165,506	—	—